ANCHOR
                                    RESOURCE
                                      AND
                                   COMMODITY
                                     TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998
                                  (UNAUDITED)

--------------------------------------------------------------------------------
                      ANCHOR RESOURCE AND COMMODITY TRUST
--------------------------------------------------------------------------------


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                  (Unaudited)



Assets:
Investments at quoted market value (cost $9,153,112 ;
 see Schedule of Investments, Notes 1, 2, & 5).................     $9,364,794
Cash  .........................................................        112,597
Dividends and interest receivable..............................         13,009
Other Assets...................................................            913
                                                                 --------------
     Total assets..............................................      9,491,313
                                                                 --------------

Liabilities:
Payable for capital shares redeemed............................          3,418
Accrued expenses and other liabilities (Note 3 )...............         12,948
                                                                 --------------
     Total liabilities.........................................         16,366
                                                                 --------------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par value,
 amount paid in on 1,029,708 shares outstanding) (Note 1)......      9,669,311
Accumulated undistributed net investment income (Note 1).......         62,265
Accumulated realized loss from security transactions, net (Note 1)   (468,311)
Net unrealized appreciation in value of investments (Note 2)...        211,682
                                                                 --------------
     Net assets (equivalent to $9.20 per share, based on
      1,029,708 capital shares outstanding)....................  $   9,474,947
                                                                  =============

================================================================================

================================================================================


                      ANCHOR RESOURCE AND COMMODITY TRUST


                            STATEMENT OF OPERATIONS
                                 JUNE 30, 1998
                                  (Unaudited)


Income:
 Dividends.....................................................   $     70,406
 Interest......................................................         42,941
                                                                   ------------
     Total income..............................................        113,347
                                                                   ------------

Expenses:
 Management fees, net (Note 3).................................         38,690
 Pricing and bookkeeping fees (Note 4).........................          7,248
 Legal fees....................................................          3,999
 Audit and accounting fees.....................................          2,999
 Transfer fees (Note 4)........................................          2,500
 Custodian fees................................................          1,789
 Trustees' fees and expenses...................................          1,000
 Other expenses................................................          2,029
                                                                   ------------
     Total expenses............................................         60,254
                                                                   ------------

Net investment income..........................................         53,093
                                                                   ------------

Realized and unrealized loss on investments:
  Realized loss on investments-net.............................      (149,881)
  Decrease in net unrealized appreciation in investments.......      (539,255)
                                                                   ------------
     Net loss on investments...................................      (689,136)
                                                                   ============

Net decrease in net assets resulting from operations...........    $ (636,043)

                                                                   ============

================================================================================
                      ANCHOR RESOURCE AND COMMODITY TRUST
================================================================================


                      STATEMENTS OF CHANGES IN NET ASSETS



                                                   Six Months Ended
                                                    June 30, 1998   Year Ended
                                                     (Unaudited)    December 31,
                                                                         1997
                                                   -------------  -------------
From operations:
 Net investment income...........................  $    53,093         108,043
 Realized loss on investments, net...............     (149,881)       (135,336)
 (Decrease) increase in net unrealized
  appreciation in investments....................     (539,255)       (749,780)
                                                   -------------  -------------
     Net (decrease) increase in net assets
           resulting from operations.............     (636,043)       (777,073)
                                                   -------------- -------------
Distributions to shareholders:
  From net investment income.....................       --              --
  From net realized gain on investments..........       --              --
                                                   -------------- -------------
     Total distributions to shareholders.........       --              --
                                                   -------------- -------------
                                                   -------------- -------------

From capital share transactions:
                               Number of Shares
                              1998        1997
                            ---------- -----------
 Proceeds from
    sale of shares..........  3,300     121,833         34,065       1,316,315
 Shares issued to share-
  holders in distributions
  reinvested................  --          --           --              --
 Cost of shares redeemed....(61,070)   (141,349)      (617,715)     (1,416,537)
                            ---------  ----------     ==========   ===========
(Decrease) increase in net
  assets resulting from
  capital share
  transactions............. (57,770)    (19,516)      (583,650)       (100,222)
                            ========== ===========   ------------   -----------

Net (decrease) increase in net assets............   (1,219,693)       (877,295)
Net assets:
  Beginning of period............................   10,694,640      11,571,935
                                                   ==============  ============
  End of period (including undistributed net
  investment income of $62,265 and
  $9,172, respectively)..........................  $ 9,474,947     $10,694,640
                                                   ==============  ============

================================================================================
                      ANCHOR RESOURCE AND COMMODITY TRUST
================================================================================


                       SELECTED PER SHARE DATA AND RATIOS

                       Six Months
                         Ended             Year Ended December 31,
                        June 30,
                          1998
                       (Unaudited)   1997      1996       1995      1994
                       -------------------------------------------------------
Investment income......$  0.11    $  0.22      $0.15      $0.89     $0.22
Expenses, net..........   0.06       0.13       0.09       0.32      2.20
                       -------------------------------- ---------------------
Net investment income
(loss).................   0.05       0.09       0.06       0.57     (1.98)
Net realized and
unrealized
  (loss) gain on
investments............  (0.68)     (0.71)      1.08       0.13     --
Distributions to
shareholders:
   From net investment
     income............  --         --         --         (0.58)    --
  From net realized
gain on investments....  --         --         --         --        --
                        -----------------------------------------------------
Net increase (decrease)
 in net asset value....  (0.63)     (0.62)      1.14       0.12     (1.98)
Net asset value:
 Beginning of period...   9.83      10.45       9.31       9.19     11.17
                        -----------------------------------------------------
 End of period.........  $9.20      $9.83     $10.45      $9.31     $9.19
                       ======================================================
Ratio of expenses to
 average net assets....   1.16%      1.13%      1.10%      1.11%    20.12%
Ratio of net
investment in-
 come (loss) to
average net assets.....   1.02%      0.89%      0.85%      2.01%   (18.13)%
Portfolio turnover.....   0.14       0.09       0.20       0.33     --
Average commission
rate paid..............   0.0672     0.0575     0.0752     0.0374   --
Number of shares out-
 standing at end of
period................. 1,029,708  1,087,478  1,106,994   782,903    12,000

Per share data and
ratios assuming no
waiver of advisory
fees:
Expenses...............  --         --         --         --      $  2.28
Net investment loss....  --         --         --         --      $ (2.06)
Ratio of expenses to
 average net assets....  --         --         --         --        20.87%
Ratio of net
investment loss to
average net assets.....  --         --         --         --       (18.88)%

================================================================================
                      ANCHOR RESOURCE AND COMMODITY TRUST
================================================================================


                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)
                                                                      Value
Quantity                                                             (Note 1)
COMMON STOCKS -- 64.65%
           Canadian Energy Industry -- 2.86%
   18,000  Rennaissance Energy......................................   270,900
                                                                    -----------

           Copper Industry --3.03%
    5,000  Phelps Dodge Corporation.................................   287,190
                                                                    -----------

           Gold/Silver Mining Stocks -- 11.33%
   30,000  Euro-Nevada Mining Corporation...........................   412,800
   30,000  Franco-Nevada Mining Corporation.........................   601,500
   40,000  Miramar Mining Corporation...............................    48,800
   30,000  Northern Orion Exploration Limited.......................    10,200
                                                                    -----------
                                                                     1,073,300
                                                                    -----------
           Metals & Mining (Diversified) Industry --4.69%
    8,000  Rio Algom Limited........................................   119,360
    7,000  Rio Tinto PLC ADR........................................   325,500
                                                                    -----------
                                                                       444,860
                                                                    -----------
           Oilfield Services/Equipment Industry --16.52%
   10,000  Enron Oil & Gas Corporation..............................   199,380
   12,000  Halliburton Company......................................   531,000
   12,200  Schlumberger Limited.....................................   834,944
                                                                    -----------
                                                                     1,565,324
                                                                    -----------
           Petroleum (Integrated) Industry -- 22.21%
    6,000  Amoco Corporation........................................   251,628
    4,000  Atlantic Richfield Company...............................   312,000
    5,000  Kerr McGee Company.......................................   291,565
    4,000  Mobil Oil Corporation....................................   307,000
    5,000  Noble Affiliates Incorporated............................   189,690
   40,000  Nova Corporation of Canada...............................   459,600
    8,000  Unocal Corporation.......................................   292,504
                                                                    -----------
                                                                     2,103,987
                                                                    -----------
           Petroleum Producing Industry -- 4.01%
   12,000  Apache Corporation.......................................   380,256
                                                                    -----------

           Total common stocks (cost $5,900,105).................... 6,125,817
                                                                    -----------

--------------------------------------------------------------------------------
                      ANCHOR RESOURCE AND COMMODITY TRUST
--------------------------------------------------------------------------------


                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)
                                                                      Value
Quantity                                                             (Note 1)

FOREIGN TIME DEPOSITS -- 11.27%
1,948,607  Deutsche Mark, maturing 07/01/98,
            at 3.250% (cost $1,081,672)............................. 1,067,642
                                                                    -----------


U.S. TREASURY BILLS -- 22.92%.......
2,200,000  Treasury Bill, 4.99% yield, maturing 9/17/98 (at cost)... 2,171,335
                                                                    -----------
           Total investments (cost $9,153,112)...................... 9,364,794
                                                                    -----------

CASH & OTHER ASSETS, LESS LIABILITIES -- 1.16%.....................    110,153
                                                                    -----------

           Total Net Assets........................................ $9,474,947
                                                                    ===========

================================================================================
                      ANCHOR RESOURCE AND COMMODITY TRUST
================================================================================


                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1998
                                  (Unaudited)


1. Significant accounting policies:
   Anchor Resource and Commodity Trust (the "Trust"), a Massachusetts business trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of noon. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B.Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency losses offset by net investment income, resulted in a net decrease in undistributed net investment income and a decrease in accumulated realized loss from security transactions. This reclassification had no affect on net assets.

================================================================================
                      ANCHOR RESOURCE AND COMMODITY TRUST
================================================================================


                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)


   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D.Foreign Currency-- Amounts  denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
      A. Market value of investment securities, other assets and liabilities at the 12:00 noon Eastern Time rate of exchange at the balance sheet date.
      B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred).
      The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
2. Tax basis of investments:
   At June 30, 1998, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,070,297. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $858,615. Net unrealized appreciation in investments at June 30, 1998 was $211,682.
3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 1998, investment advisory fees of $5,693 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David Y. Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.
4. Certain transactions:
   Anchor Investment Management Corporation provides transfer agent services for the Trust. Fees earned by Anchor Investment Management Corporation for transfer agent services for six months ended June 30, 1998 were $3,000. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $3,118 in brokerage commissions during the six months ended June 30, 1998.

================================================================================
                      ANCHOR RESOURCE AND COMMODITY TRUST
================================================================================


                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)



   Fees earned by Anchor Investment Management  Corporation
   for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 1998 were $7,248.
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 1998 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
        securities......................................    $  3,454,487
       Other investments................................      28,351,735
                                                            ===============
                                                            $ 31,806,222
                                                            ===============
     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
        securities......................................... $  2,222,654
       Other investments................................      30,139,380
                                                            ===============
                                                            $ 32,362,034
                                                            ===============

================================================================================
                      ANCHOR RESOURCE AND COMMODITY TRUST
================================================================================


                             OFFICERS AND TRUSTEES





DAVID W.C. PUTNAM                                     Chairman
Chairman, Board of Directors, F.L. Putnam             and Trustee
Investment Management Corporation
President and Director, F.L. Putnam Securities
Company Incorporated

J. STEPHEN PUTNAM                                     Vice President and
President, Robert Thomas Securities                   Treasurer

SPENCER H. LE MENAGER                                 Secretary
President, Equity Inc.                                and Trustee

ERNIE BUTLER                                          Trustee
President, I.E. Butler Securities

MAURICE A. DONAHUE                                    Trustee
Director and Professor, Institute for Governmental
Services and Walsh-Saltonstall Professor of
Practical Politics, University of Massachusetts

DAVID Y. WILLIAMS                                     President
President and Director, Meeschaert & Co., Inc.,       and Trustee
President and Director, Anchor Investment
Management Corporation

================================================================================
                      ANCHOR RESOURCE AND COMMODITY TRUST
================================================================================


             INVESTMENT ADVISER, ADMINISTRATOR AND TRANSFER AGENT
                   Anchor Investment Management Corporation
            579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                (508) 831-1171

                                 DISTRIBUTOR
                            Meeschaert & Co., Inc.
            579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                                  CUSTODIAN
                        Investors Bank & Trust Company
                 89 South Street, Boston, Massachusetts 02111

                        INDEPENDENT PUBLIC ACCOUNTANT
                          Livingston & Haynes, P.C.
                 40 Grove St., Wellesley, Massachusetts 02181

                                LEGAL COUNSEL
                            Thorp Reed & Armstrong
            One Riverfront Center, Pittsburgh, Pennsylvania 15222